PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
PREFERRED SHARES

16.                   PREFERRED SHARES

Series A Redeemable Convertible Preferred Shares

On September 23, 2005, the Company issued in aggregate 65,384,615 Series A Redeemable Convertible Preferred Shares (“Series A Preferred Shares”) as follows:

(i)                           46,153,846 Series A Preferred Shares (“PS-A Tranche I”) with 7,692,306 detachable warrants which were exercised into Series A Preferred Shares, to a group of third party investors for total gross cash proceeds of US$6,000,000

(ii)                        19,230,769 Series A Preferred Shares (“PS-A Tranche II”) were issued to another third party investor for total gross cash proceeds of US$2,500,000

During the period from September 14 to 21, 2007, the Company issued in aggregate 7,692,306 Series A Preferred Shares (“PS-A Tranche III”) upon the exercise of detachable warrants for deemed proceeds comprised of the fair value of the warrants at the date of exercise and the related exercise price totaling US$1,075,000 .

Series B Redeemable Convertible Preferred Shares

On April 20, 2007, the Company issued in aggregate 80,765,142 Series B Redeemable Convertible Preferred Shares (‘‘Series B Preferred Shares’’) as follows:

(i)                           73,005,789 Series B Preferred Shares (“PS-B Tranche I”) were issued to the Series A Preferred Shares investors and a group of new third party investors for total gross cash proceeds of US$28,500,000

(ii)                        7,759,353 Series B Preferred Shares (“PS-B Tranche II”) were issued to the then note holders of convertible notes issued in 2006 and 2007 upon the conversion of these convertible notes with total deemed proceeds of US$3,029,096

On July 7, 2009, 1,000,000 Series B Preferred Shares were repurchased by the Company at a purchase consideration equivalent to the par value of the Series B Preferred Shares.

Series C Redeemable Convertible Preferred Shares

On December 29, 2009, the Company issued in aggregate 44,780,836 Series C Redeemable Convertible Preferred Shares (‘‘Series C Preferred Shares’’) as follows:

(i)                           20,512,821 Series C Preferred shares (“PS-C Tranche I”) were issued to certain Series A and Series B Preferred Share investors for total gross cash proceeds of US$8,000,000

(ii)                        11,831,308 Series C Preferred Shares (“PS-C Tranche II”) were issued to the then note holders of convertible note issued in 2008 upon the conversion of the convertible note with deemed proceeds of US$3,605,000

(iii)                     12,436,707 Series C Preferred Shares (“PS-C Tranche III”) were issued to the same PS-C Tranche I Series C Preferred Share investors on a pro rata basis for total gross cash proceeds of US$3,000,000

Series B and Tranches I and II of Series C Preferred Shares also contained certain financial performance rachets for 2007 and 2009, respectively.

At any time after September 23, 2009, each Series A Preferred Share is redeemable at the option of each holder of the Series A Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

At any time after four years from the Series B Preferred Shares issuance date (April 20, 2007), each Series B or Series C Preferred Shares is redeemable at the option of each holder of the Series B or Series C Preferred Shares, at a redemption price equal to 150% of the original price per share, plus all declared but unpaid dividends, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, or mergers.

Accounting for Series A, Series B and Series C Preferred Shares

The Series A, Series B and Series C Preferred Shares have been classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying value of the PS-A Tranche I was based on the total consideration less the estimated fair value of the detachable Series A Warrants and transaction costs that were directly attributable to the issuance.  The initial carrying value of the PS-A Tranche II was based on the total consideration less transaction costs.  The initial carrying value of the PS-A Tranche III was based on the total deemed proceeds less transaction costs that were directly attributable to the issuance.  Deemed proceeds consist of the exercise price and the fair value of the Series A warrants immediately before exercise.

The initial carrying value of the PS-B Tranche I was the total consideration less the transaction costs directly attributable to the issuance. The initial carrying value of the PS-B Tranche II was recorded at the carrying value of the 2006 and 2007 convertible notes immediately prior to conversion. In addition, an amount of RMB 12,023,000, representing the fair value of the Series B Preferred Shares investors’ obligation to finance the Founders’ options, was recognized as part of the initial carrying value of the PS-B Tranche I and II with a debit to Additional Paid-in Capital (Note 17(c)).

The initial carrying value of the PS-C Tranche I and III was based on the total consideration received for both tranches, since each tranche was issued to the same investors in the same proportion, and then allocated based on relative fair values of each respective tranche (due to the 2009 performance ratchet contained in Tranche I but not Tranche III). The initial carrying value of the PS-C Tranche II was recorded at the carrying value of the 2008 convertible notes immediately prior to conversion.

The holders of Series A, Series B and Series C Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares.  The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of the Series A, Series B and Series C Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other significant embedded derivatives that are required to be bifurcated.

Beneficial conversion features exist when the conversion price of the redeemable convertible preferred shares is lower than the fair value of the ordinary share at the commitment date.  Since the redeemable convertible preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. For each of Series A, Series B and Series C Preferred Shares, the Company has determined that no BCF is recognized at the commitment date nor at the resolution of contingencies, except for PS-C Tranche I and II where the Company subsequently recorded a contingent BCF of US$177,085 and US$651,136, respectively, as the fair value per ordinary share on December 29, 2009, the commitment date, was US$0.30. The discount from recording such BCF was immediately accreted in full as to the earliest conversion date is also the issuance date, and was treated as a return to the Series C Preferred Shareholders. The Company determined the estimated fair values of the ordinary share with the assistance from an independent appraisal firm.

The initial carrying values of the Series A, Series B and Series C Preferred Shares were accreted to the redemption value from the respective issuance dates to the earliest redemption date using the effective interest method. As a result, deemed dividends of RMB31,935,000 were recorded for the years ended December 31, 2010.

On July 7, 2009, the Company repurchased 1,000,000 of its Series B Preferred Shares at the equivalent of the par value of these Series B Preferred Shares from each Series B Preferred Shareholders on a pro rata basis with an aggregate purchase consideration of US$100. Accordingly, the difference between the purchase consideration and the carrying amount of the corresponding Series B Preferred Shares of US$491,705 was recognized as a credit in Additional Paid-in Capital.

All of the Company’s classes of issued and outstanding Series A, Series B and Series C Preferred Shares were automatically converted into 205,565,425 ordinary shares of the Company concurrent with the Company’s IPO on October 1, 2010.